Financial risk management - Summary of Sensitivity Analysis (Detail) - Currency risk [member] - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020
U.S. dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated Impact On Profit Loss Before Tax Due To Increase In The Foreign Exchange Rates In Respect Of Financial Instruments Held	¥ 638	¥ (581)	¥ 453
Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated Impact On Profit Loss Before Tax Due To Increase In The Foreign Exchange Rates In Respect Of Financial Instruments Held	¥ 2,271	¥ (188)	¥ (29)